Schedule of Investments (unaudited)
July 31, 2024
iShares® Select Dividend ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.0%
Lockheed Martin Corp.	342,719	$ 185,726,280
Automobiles — 1.1%
Ford Motor Co.	19,783,296	214,055,263
Banks — 14.7%
Citizens Financial Group, Inc.	8,638,244	368,593,872
Comerica, Inc.	2,932,877	160,750,988
Fifth Third Bancorp	6,129,450	259,520,913
First Horizon Corp.	11,826,518	197,857,646
FNB Corp.	7,791,692	119,524,555
Huntington Bancshares, Inc.	18,628,652	278,498,347
KeyCorp	20,275,081	327,037,057
Regions Financial Corp.	13,954,525	312,162,724
Truist Financial Corp.	8,256,772	368,995,141
U.S. Bancorp	5,716,935	256,576,043
United Bankshares, Inc.	3,018,887	117,525,271
Valley National Bancorp	9,719,041	81,639,944
		2,848,682,501
Beverages — 0.9%
Coca-Cola Co. (The)	2,697,800	180,051,172
Biotechnology — 1.2%
Gilead Sciences, Inc.	2,952,442	224,562,739
Broadline Retail — 0.3%
Kohl’s Corp.	2,333,645	50,546,751
Capital Markets — 4.3%
Federated Hermes, Inc., Class B	1,824,910	62,649,160
Franklin Resources, Inc.	6,097,977	139,460,734
Invesco Ltd.	9,725,954	167,869,966
Janus Henderson Group PLC	2,805,256	104,439,681
Lazard, Inc.	2,351,960	115,645,873
T Rowe Price Group, Inc.	2,023,009	231,047,858
		821,113,272
Chemicals — 3.0%
Chemours Co. (The)	3,113,776	75,259,966
FMC Corp.	2,727,623	159,184,079
Huntsman Corp.	3,422,539	81,901,358
LyondellBasell Industries NV, Class A	2,584,161	257,020,653
		573,366,056
Consumer Finance — 0.7%
OneMain Holdings, Inc.	2,549,712	133,247,949
Consumer Staples Distribution & Retail — 0.7%
Walgreens Boots Alliance, Inc.	10,725,432	127,310,878
Containers & Packaging — 4.0%
International Paper Co.	7,445,945	346,087,524
Packaging Corp. of America	841,930	168,276,549
Smurfit WestRock PLC	3,066,629	137,507,644
Sonoco Products Co.	2,065,264	111,359,035
		763,230,752
Distributors — 0.7%
Genuine Parts Co.	919,943	135,332,815
Diversified Consumer Services — 0.8%
H&R Block, Inc.	2,737,783	158,627,147
Diversified Telecommunication Services — 3.6%
AT&T Inc.	19,238,602	370,343,089
Verizon Communications, Inc.	8,172,345	331,143,419
		701,486,508
Security	Shares	Value
Electric Utilities — 16.0%
Alliant Energy Corp.	4,165,053	$ 231,826,850
American Electric Power Co., Inc.	2,590,559	254,185,649
Edison International	3,459,275	276,776,593
Entergy Corp.	2,238,618	259,612,529
Eversource Energy	4,134,827	268,391,621
Exelon Corp.	5,747,600	213,810,720
FirstEnergy Corp.	5,939,186	248,911,285
IDACORP, Inc.	1,086,972	106,251,513
NextEra Energy, Inc.	3,273,731	250,080,311
NRG Energy, Inc.	2,864,119	215,295,825
OGE Energy Corp.	4,276,781	165,810,799
Pinnacle West Capital Corp.	2,466,545	211,111,587
PPL Corp.	7,350,165	218,446,904
Xcel Energy, Inc.	3,045,826	177,510,739
		3,098,022,925
Financial Services — 0.5%
Western Union Co. (The)	7,607,494	90,453,104
Food Products — 2.4%
Conagra Brands, Inc.	9,124,048	276,641,135
General Mills, Inc.	2,856,294	191,771,579
		468,412,714
Gas Utilities — 1.5%
New Jersey Resources Corp.	2,127,639	99,467,123
Southwest Gas Holdings, Inc.	1,147,205	85,076,723
UGI Corp.	4,465,975	110,666,861
		295,210,707
Hotels, Restaurants & Leisure — 0.8%
McDonald’s Corp.	386,567	102,594,882
Wendy’s Co. (The)	3,577,771	60,571,663
		163,166,545
Household Durables — 1.8%
Garmin Ltd.	868,165	148,673,256
Newell Brands, Inc.	8,588,396	73,774,322
Whirlpool Corp.	1,180,973	120,423,817
		342,871,395
Household Products — 1.2%
Kimberly-Clark Corp.	1,697,550	229,254,127
Insurance — 7.0%
Cincinnati Financial Corp.	1,270,763	165,987,063
Fidelity National Financial, Inc., Class A	3,682,817	204,064,890
MetLife, Inc.	2,175,909	167,218,607
Old Republic International Corp.	5,463,312	189,139,861
Principal Financial Group, Inc.	2,135,200	174,040,152
Prudential Financial, Inc.	2,238,627	280,544,736
Unum Group	3,031,552	174,405,186
		1,355,400,495
IT Services — 0.9%
International Business Machines Corp.	952,621	183,036,599
Media — 2.0%
Interpublic Group of Cos., Inc. (The)	6,393,076	205,665,255
Omnicom Group, Inc.	1,811,677	177,616,813
		383,282,068
Metals & Mining — 1.3%
Newmont Corp.	4,995,597	245,133,945
Multi-Utilities — 10.5%
Avista Corp.	1,657,875	64,955,543
Black Hills Corp.	1,461,748	86,316,219
CenterPoint Energy, Inc.	5,208,819	144,544,727

Schedule of Investments (unaudited)  (continued)
July 31, 2024
iShares® Select Dividend ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Multi-Utilities (continued)
CMS Energy Corp.	3,146,818	$ 203,913,806
Dominion Energy, Inc.	6,006,732	321,119,893
DTE Energy Co.	1,746,516	210,507,573
NiSource, Inc.	7,897,758	246,804,938
Northwestern Energy Group, Inc.	1,337,844	71,935,872
Public Service Enterprise Group, Inc.	3,197,118	255,034,103
Sempra	2,383,271	190,804,676
WEC Energy Group, Inc.	2,764,427	237,906,588
		2,033,843,938
Oil, Gas & Consumable Fuels — 4.7%
Chevron Corp.	1,380,687	221,558,843
Exxon Mobil Corp.	1,751,729	207,737,542
ONEOK, Inc.	3,689,630	307,456,868
Valero Energy Corp.	1,099,086	177,744,188
		914,497,441
Pharmaceuticals — 2.3%
Merck & Co., Inc.	937,893	106,103,835
Pfizer, Inc.(a)	11,221,133	342,693,402
		448,797,237
Specialty Retail — 1.4%
Best Buy Co., Inc.	3,123,895	270,279,395
Technology Hardware, Storage & Peripherals — 2.2%
HP, Inc.	6,699,625	241,789,466
Seagate Technology Holdings PLC	1,742,082	177,988,518
		419,777,984
Security	Shares	Value
Tobacco — 4.9%
Altria Group, Inc.	11,872,890	$ 581,890,339
Philip Morris International, Inc.	3,199,977	368,509,351
		950,399,690
Trading Companies & Distributors — 1.3%
MSC Industrial Direct Co., Inc., Class A	979,141	87,094,592
Watsco, Inc.	323,646	158,421,480
		245,516,072
Total Long-Term Investments — 99.7% (Cost: $17,725,786,823)		19,254,696,464
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(b)(c)	44,931,004	44,931,004
Total Short-Term Securities — 0.2% (Cost: $44,931,004)		44,931,004
Total Investments — 99.9% (Cost: $17,770,717,827)		19,299,627,468
Other Assets Less Liabilities — 0.1%		24,319,802
Net Assets — 100.0%		$ 19,323,947,270
(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ 337(b)	$ —	$ (337)	$ —	$ —	—	$ 7,934(c)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	64,708,693	—	(19,777,689)(b)	—	—	44,931,004	44,931,004	555,286	—
				$ (337)	$ —	$ 44,931,004		$ 563,220	$ —
(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)  (continued)
July 31, 2024
iShares® Select Dividend ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Energy Select Sector Index	90	09/20/24	$ 8,842	$ 430,796
E-Mini Financials Select Sector Index	246	09/20/24	33,385	1,931,516
E-Mini Utilities Select Sector Index	340	09/20/24	25,109	1,091,182
				$ 3,453,494
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 19,254,696,464	$ —	$ —	$ 19,254,696,464
Short-Term Securities
Money Market Funds	44,931,004	—	—	44,931,004
	$ 19,299,627,468	$ —	$ —	$ 19,299,627,468
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 3,453,494	$ —	$ —	$ 3,453,494
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
3